Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31,
	2024	2023

	(Euro, in thousands)
Cash at banks	€64,239	€71,803
Term deposits	—	95,000
Cash and cash equivalents from continuing operations	€64,239	€166,803
Cash and cash equivalents included in assets held for sale	—	7
Total cash and cash equivalents	€64,239	€166,810